Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Argentina — 0.2%
Corp. America Airports SA(a)(b)	958,723	$19,423,728
Australia — 9.2%
Atlas Arteria Ltd.	34,223,613	114,699,344
Dalrymple Bay Infrastructure Ltd.(b)	8,435,534	23,601,913
Qube Holdings Ltd.	56,996,167	160,662,937
Transurban Group	42,525,173	391,272,314
		690,236,508
Brazil — 0.6%
Centrais Eletricas Brasileiras SA, ADR(b)	2,117,537	15,733,300
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,064,324	23,383,198
Ultrapar Participacoes SA, ADR	1,989,285	6,524,855
		45,641,353
Cameroon, United Republic of — 0.2%
Golar LNG Ltd.	292,463	12,046,551
Canada — 7.1%
Enbridge Inc.	6,078,369	275,630,098
Keyera Corp.	628,717	20,564,021
Pembina Pipeline Corp.	1,599,093	60,041,583
South Bow Corp.	580,155	15,060,385
TC Energy Corp.	2,883,727	140,782,207
Westshore Terminals Investment Corp.	1,058,563	20,514,395
		532,592,689
China — 4.8%
Anhui Expressway Co. Ltd., Class H	12,802,000	20,548,564
Beijing Capital International Airport Co. Ltd., Class H(a)	60,450,000	22,831,818
CGN Power Co. Ltd., Class H(c)	26,033,000	8,875,124
China Gas Holdings Ltd.	6,020,200	5,630,636
China Longyuan Power Group Corp. Ltd., Class H	7,489,000	6,757,728
China Merchants Port Holdings Co. Ltd.	37,650,000	68,585,787
China Resources Gas Group Ltd.	2,060,500	5,274,817
China Resources Power Holdings Co. Ltd.	4,240,000	10,244,788
Cosco Shipping International Hong Kong Co. Ltd.	13,214,000	9,298,595
COSCO Shipping Ports Ltd.	40,972,000	27,186,833
Huaneng Power International Inc., Class H	9,200,000	5,933,811
Jiangsu Expressway Co. Ltd., Class H	39,148,000	55,306,772
Kunlun Energy Co. Ltd.	8,182,000	7,952,831
Shenzhen Expressway Corp. Ltd., Class H(b)	19,776,000	17,269,367
Shenzhen International Holdings Ltd.(b)	43,198,500	42,635,694
Zhejiang Expressway Co. Ltd., Class H	51,990,000	47,881,360
		362,214,525
France — 6.2%
Aeroports de Paris SA	1,236,042	154,965,429
Engie SA	4,044,326	95,052,976
Gaztransport Et Technigaz SA	92,076	18,214,769
Getlink SE	10,047,155	193,950,513
		462,183,687
Germany — 2.3%
E.ON SE	5,178,523	95,417,562
Fraport AG Frankfurt Airport Services Worldwide(a)	1,010,105	76,201,865
		171,619,427
Italy — 2.8%
Enav SpA(c)	8,246,021	38,132,772
Enel SpA	17,822,091	169,144,267
		207,277,039
Security	Shares	Value
Japan — 1.3%
Japan Airport Terminal Co. Ltd.	3,006,300	$95,997,580
Mexico — 7.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,102,774	116,342,657
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,305,394	299,744,570
Grupo Aeroportuario del Sureste SAB de CV, ADR	558,908	178,218,994
		594,306,221
New Zealand — 3.1%
Auckland International Airport Ltd.	49,544,039	233,895,591
Singapore — 1.3%
Hutchison Port Holdings Trust, Class U	159,262,800	27,724,787
SATS Ltd.(b)	29,218,018	69,883,088
		97,607,875
Spain — 8.7%
Aena SME SA(c)	14,548,495	388,354,256
Iberdrola SA	13,592,831	261,499,350
		649,853,606
Switzerland — 2.3%
Flughafen Zurich AG, Registered	613,017	174,785,869
United Kingdom — 2.2%
National Grid PLC	11,284,218	165,637,183
United States — 39.1%
American Electric Power Co. Inc.	1,234,899	128,133,120
Antero Midstream Corp.	919,190	17,418,651
Cheniere Energy Inc.	623,624	151,864,916
Consolidated Edison Inc.	797,879	80,067,158
Constellation Energy Corp.	721,579	232,896,838
Dominion Energy Inc.	1,937,539	109,509,704
DT Midstream Inc.(a)	279,058	30,671,265
Duke Energy Corp.	1,789,873	211,205,014
Entergy Corp.	989,402	82,239,094
Exelon Corp.	2,310,751	100,332,808
Kinder Morgan Inc.	5,364,799	157,725,091
NextEra Energy Inc.	4,751,241	329,831,150
ONEOK Inc.	1,724,516	140,772,241
PG&E Corp.	5,052,167	70,427,208
Public Service Enterprise Group Inc.	1,150,407	96,841,261
Sempra	1,470,319	111,406,071
Sky Harbour Group Corp., Class A(a)(b)	737,499	7,205,365
Southern Co. (The)	2,536,268	232,905,490
Targa Resources Corp.	606,112	105,511,977
Vistra Corp.	785,962	152,327,295
WEC Energy Group Inc.	736,025	76,693,805
Williams Companies Inc. (The)	3,388,244	212,815,606
Xcel Energy Inc.	1,332,096	90,715,738
		2,929,516,866
Total Common Stocks — 99.3% (Cost: $6,223,321,655)		7,444,836,298

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, ADR	4,329,476	$8,485,773
Total Preferred Stocks — 0.1% (Cost: $7,109,944)		8,485,773
Total Long-Term Investments — 99.4% (Cost: $6,230,431,599)		7,453,322,071
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	16,764,073	16,770,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	12,840,000	12,840,000
Total Short-Term Securities — 0.4% (Cost: $29,610,543)		29,610,778
Total Investments — 99.8% (Cost: $6,260,042,142)		7,482,932,849
Other Assets Less Liabilities — 0.2%		16,649,478
Net Assets — 100.0%		$7,499,582,327

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,948,767	$—	$(2,174,677)(a)	$(3,547)	$235	$16,770,778	16,764,073	$105,402 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,360,000	4,480,000 (a)	—	—	—	12,840,000	12,840,000	160,674	—
				$(3,547)	$235	$29,610,778		$266,076	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	46	09/19/25	$4,121	$(72,059)
E-Mini Utilities Select Sector Index	285	09/19/25	23,666	67,337
MSCI EAFE Index	158	09/19/25	21,185	158,295
				$153,573

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Infrastructure ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,456,557,350	$2,988,278,948	$—	$7,444,836,298
Preferred Stocks	8,485,773	—	—	8,485,773
Short-Term Securities
Money Market Funds	29,610,778	—	—	29,610,778
	$4,494,653,901	$2,988,278,948	$—	$7,482,932,849
Derivative Financial Instruments(a)
Assets
Equity Contracts	$225,632	$—	$—	$225,632
Liabilities
Equity Contracts	(72,059)	—	—	(72,059)
	$153,573	$—	$—	$153,573

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt